Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Short-Term Borrowings

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured short-term borrowings from banks	¥4,000	¥2,300	$27,984

Short-term borrowings	¥4,000	¥2,300	$27,984

Summary Of Long-Term Debt

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Unsecured 1.51% per annum bonds due in September 2011	¥5,000	—	—
Unsecured 1.61% per annum bonds due in September 2012	5,000	¥5,000	$60,835
Unsecured 1.73% per annum bonds due in September 2013	5,000	5,000	60,835

Total long-term debt	15,000	10,000	121,670
Less: current portion	(5,000)	(5,000)	(60,835)

Long-term debt, non-current portion	¥10,000	¥5,000	$60,835

Maturities Of Long-Term Debt

Millions of Yen
Year ending March 31,
2013	¥5,000
2014	5,000